Material Partly-Owned Subsidiaries	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Material Partly-Owned Subsidiaries

6.	MATERIAL PARTLY-OWNED SUBSIDIARIES

6(a)Material subsidiaries

The Company has subsidiaries with material non-controlling interests (“NCI”). Information regarding the subsidiaries is as follows:

Proportion of equity interest held by NCI:

	Country of incorporation	As of December 31,
Name	and operation	2019	2018
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

From APWC group perspective, SYE is considered an entity with material non-controlling interests and should be separated from Charoong Thai group.

6(b)Summarized financial information about the subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized income statements	CTW consolidated
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Revenue	172,385	213,424	207,529
Profit before tax	4,352	11,736	12,985
Income tax expense	(1,235)	(2,150)	(2,727)
Profit for the year	3,117	9,586	10,258
Other comprehensive income	9,194	3,965	10,182
Total comprehensive income	12,311	13,551	20,440
Profit attributable to non-controlling interests	1,378	4,509	4,896
Dividends paid to non-controlling interests	2,763	2,181	1,943

Summarized income statements	SYE
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Revenue	20,743	33,790	33,533
Loss before tax	(2,272)	(837)	(161,011)
Income tax expense	—	—	—
Loss for the year	(2,272)	(837)	(161,011)
Other comprehensive income/(loss)	(46)	(255)	345
Total comprehensive loss	(2,318)	(1,092)	(160,666)
Loss attributable to non-controlling interests	(710)	(262)	(15)
Dividends paid to non-controlling interests	—	—	—
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2019	2018	2019	2018
	US$’000	US$’000	US$’000	US$’000
Current assets	127,539	141,761	9,038	11,293
Non-current assets	49,009	42,691	1,385	1,881
Current liabilities	(15,350)	(33,715)	(8,239)	(8,671)
Non-current liabilities	(11,358)	(8,161)	—	—
Total equity	149,840	142,576	2,184	4,503

Equity attributable to:
Equity holders of the parent	76,216	73,621	1,502	3,096
Non-controlling interests	73,624	68,955	682	1,407

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Operating	10,776	38,784	(24,018)
Investing	2,319	(9,137)	6,589
Financing	(20,260)	(12,585)	12,836
Effect of changes in exchange rate on cash	2,376	(102)	1,678
Net (decrease) increase in cash and cash equivalents	(4,789)	16,960	(2,915)

Summarized cash flow information	SYE
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Operating	5,135	3,648	833
Investing	(165)	(277)	(252)
Financing	(1,847)	(4,005)	(563)
Effect of changes in exchange rate on cash	(28)	(34)	65
Net increase (decrease) in cash and cash equivalents	3,095	(668)	83